UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report September 30, 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Columbia Active Portfolios® – Select Large Cap Growth Fund

President’s Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter’s strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone’s fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>	detailed up-to-date fund performance and portfolio information

>	economic analysis and market commentary

>	quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Thomas Gavin, CFA

Todd Herget

Richard Carter

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at September 30, 2012)
Baidu, Inc., ADR	4.7
Las Vegas Sands Corp.	4.6
Amazon.com, Inc.	4.5
Michael Kors Holdings Ltd.	4.3
Salesforce.com, Inc.	4.1
LinkedIn Corp., Class A	4.0
Biogen Idec, Inc.	3.9
Visa, Inc., Class A	3.8
EMC Corp.	3.8
Yum! Brands, Inc.	3.8

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at September 30, 2012)
Common Stocks	97.0
Consumer Discretionary	25.3
Consumer Staples	2.9
Energy	7.0
Financials	2.7
Health Care	23.1
Industrials	2.6
Information Technology	33.4
Money Market Funds	3.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

2	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 20, 2012 – September 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	989.00	*	1,019.00	5.22	*	5.99	1.19	*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had the Investment Management and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

*	For the period April 20, 2012 (commencement of operations) to September 30, 2012.

Semiannual Report 2012	3

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 25.5%
Hotels, Restaurants & Leisure 10.8%

Chipotle Mexican Grill, Inc.(a)	76,758	24,373,735

Las Vegas Sands Corp.	1,020,543	47,322,579

Yum! Brands, Inc.	593,082	39,345,060

Total		111,041,374

Internet & Catalog Retail 7.5%

Amazon.com, Inc.(a)	183,925	46,775,806

priceline.com, Inc.(a)	49,525	30,642,603

Total		77,418,409

Textiles, Apparel & Luxury Goods 7.2%

lululemon athletica, Inc.(a)	409,382	30,269,705

Michael Kors Holdings Ltd.(a)	834,601	44,384,082

Total		74,653,787

Total Consumer Discretionary		263,113,570

Consumer Staples 3.0%
Personal Products 3.0%

Estee Lauder Companies, Inc. (The), Class A	494,787	30,464,036

Total Consumer Staples		30,464,036

Energy 7.0%
Energy Equipment & Services 3.7%

FMC Technologies, Inc.(a)	824,135	38,157,450

Oil, Gas & Consumable Fuels 3.3%

EOG Resources, Inc.	305,979	34,284,947

Total Energy		72,442,397

Financials 2.7%
Capital Markets 2.7%

Franklin Resources, Inc.	222,760	27,860,593

Total Financials		27,860,593

Health Care 23.2%
Biotechnology 12.9%

Alexion Pharmaceuticals, Inc.(a)	270,184	30,909,050

Biogen Idec, Inc.(a)	274,614	40,980,647

Celgene Corp.(a)	445,167	34,010,759

Gilead Sciences, Inc.(a)	415,894	27,586,249

Total		133,486,705

Health Care Equipment & Supplies 3.2%

Edwards Lifesciences Corp.(a)	307,947	33,064,269

Health Care Providers & Services 1.1%

McKesson Corp.	126,411	10,875,138

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.0%

Allergan, Inc.	341,705	31,293,344

Novo Nordisk A/S, ADR	197,148	31,111,926

Total		62,405,270

Total Health Care		239,831,382

Industrials 2.6%
Aerospace & Defense 2.6%

Precision Castparts Corp.	164,281	26,833,658

Total Industrials		26,833,658

Information Technology 33.5%
Communications Equipment 6.6%

F5 Networks, Inc.(a)	290,034	30,366,560

QUALCOMM, Inc.	606,060	37,872,689

Total		68,239,249

Computers & Peripherals 3.8%

EMC Corp.(a)	1,449,356	39,523,938

Internet Software & Services 12.1%

Baidu, Inc., ADR(a)	421,983	49,296,054

Google, Inc., Class A(a)	45,639	34,434,625

LinkedIn Corp., Class A(a)	342,897	41,284,799

Total		125,015,478

IT Services 6.9%

Cognizant Technology Solutions Corp., Class A(a)	444,587	31,085,523

Visa, Inc., Class A	297,566	39,957,163

Total		71,042,686

Software 4.1%

Salesforce.com, Inc.(a)	280,148	42,775,798

Total Information Technology		346,597,149

Total Common Stocks
(Cost: $981,174,391)		1,007,142,785

Money Market Funds 3.0%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.151%(b)(c)	31,315,113	31,315,113

Total Money Market Funds
(Cost: $31,315,113)		31,315,113

Total Investments
(Cost: $1,012,489,504)		1,038,457,898

Other Assets & Liabilities, Net		(5,226,864)

Net Assets		1,033,231,034

The accompanying Notes to Financial Statements are an integral part of this statement.

4	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	194,600,773	(163,305,660)	—	31,315,113	20,513	31,315,113

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Active Portfolios® – Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	263,113,570	—	—	263,113,570

Consumer Staples	30,464,036	—	—	30,464,036

Energy	72,442,397	—	—	72,442,397

Financials	27,860,593	—	—	27,860,593

Health Care	239,831,382	—	—	239,831,382

Industrials	26,833,658	—	—	26,833,658

Information Technology	346,597,149	—	—	346,597,149

Total Equity Securities	1,007,142,785	—	—	1,007,142,785

Other

Money Market Funds	31,315,113	—	—	31,315,113

Total Other	31,315,113	—	—	31,315,113

Total	1,038,457,898	—	—	1,038,457,898

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $981,174,391)	$1,007,142,785

Affiliated issuers (identified cost $31,315,113)	31,315,113

Total investments (identified cost $1,012,489,504)	1,038,457,898

Receivable for:

Investments sold	23,146,785

Capital shares sold	4,314,739

Dividends	128,023

Expense reimbursement due from Investment Manager	2,168

Prepaid expenses	12,513

Trustees’ deferred compensation plan	1,025

Other assets	19,283

Total assets	1,066,082,434

Liabilities

Payable for:

Investments purchased	30,013,375

Capital shares purchased	2,522,442

Investment management fees	19,382

Distribution and service fees	7,071

Transfer agent fees	156,591

Administration fees	1,619

Compensation of board members	3,028

Chief compliance officer expenses	84

Other expenses	126,783

Trustees’ deferred compensation plan	1,025

Total liabilities	32,851,400

Net assets applicable to outstanding capital stock	$1,033,231,034

Represented by

Paid-in capital	$1,035,307,591

Accumulated net investment loss	(3,468,685)

Accumulated net realized loss	(24,576,266)

Unrealized appreciation (depreciation) on:

Investments	25,968,394

Total — representing net assets applicable to outstanding capital stock	$1,033,231,034

Class A

Net assets	$1,033,231,034

Shares outstanding	104,444,826

Net asset value per share	$9.89

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Active Portfolios® – Select Large Cap Growth Fund

Statement of Operations

Period ended September 30, 2012(a) (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,227,745

Dividends — affiliated issuers	20,513

Total income	1,248,258

Expenses:

Investment management fees	2,725,129

Service fees

Class A	988,247

Transfer agent fees

Class A	858,223

Administration fees	228,125

Compensation of board members	10,577

Custodian fees	11,248

Printing and postage fees	107,490

Registration fees	19,672

Professional fees	24,437

Chief compliance officer expenses	226

Other	19,084

Total expenses	4,992,458

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(275,515)

Total net expenses	4,716,943

Net investment loss	(3,468,685)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(24,576,266)

Net realized loss	(24,576,266)

Net change in unrealized appreciation (depreciation) on:

Investments	25,968,394

Net change in unrealized appreciation (depreciation)	25,968,394

Net realized and unrealized gain	1,392,128

Net decrease in net assets from operations	$(2,076,557)

(a)	For the period from April 20, 2012 (commencement of operations) to September 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Statement of Changes in Net Assets

Period Ended September 30, 2012(a) (Unaudited)
Operations

Net investment loss	$(3,468,685)

Net realized loss	(24,576,266)

Net change in unrealized appreciation (depreciation)	25,968,394

Net decrease in net assets resulting from operations	(2,076,557)

Increase (decrease) in net assets from capital stock activity	1,035,287,591

Total increase in net assets	1,033,211,034

Net assets at beginning of period	20,000

Net assets at end of period	$1,033,231,034

Accumulated net investment loss	$(3,468,685)

	Period Ended September 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	111,953,854	1,105,440,103

Redemptions	(7,511,028)	(70,152,512)

Total net increase	104,442,826	1,035,287,591

(a)	For the period from April 20, 2012 (commencement of operations) to September 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Active Portfolios® – Select Large Cap Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Period Ended September 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment loss	(0.04)

Net realized and unrealized loss	(0.07	)(b)

Total from investment operations	(0.11)

Net asset value, end of period	$9.89

Total return	(1.10%)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed	1.26	%(d)

Net expenses after fees waived or expenses reimbursed(e)	1.19	%(d)

Net investment loss	(0.88	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$1,033,231

Portfolio turnover	20%

Notes to Financial Highlights

(a)	For the period from April 20, 2012 (commencement of operations) to September 30, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements

September 30, 2012 (Unaudited)

Note 1. Organization

Columbia Active Portfolios® — Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On March 14, 2012, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Class A shares of the Fund, which represented the initial capital for the class at $10.00 per share. Shares of the Fund were first offered to the public on April 20, 2012.

These financial statements cover the period from April 20, 2012 (commencement of operations) to September 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on

Semiannual Report 2012	11

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective management fee rate for the period ended September 30, 2012 was 0.69% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the period ended September 30, 2012 was 0.06% of the Fund’s average daily net assets.

12	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the period ended September 30, 2012, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.22%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the

Statement of Operations. For the period ended September 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.25% of the average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.19% of Class A shares’ average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and

Semiannual Report 2012	13

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2012, the cost of investments for federal income tax purposes was approximately $1,012,490,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$61,311,000
Unrealized depreciation	(35,343,000)
Net unrealized appreciation	$25,968,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,187,970,872 and $182,220,215, respectively, for the period ended September 30, 2012.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2012, one unaffiliated shareholder account owned nearly 100% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended September 30, 2012.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

14	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	15

Columbia Active Portfolios® – Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the “Board”) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) unanimously approved, for an initial two-year term, the Investment Management Services Agreement (the “Advisory Agreement”) with Columbia Management Investment Advisers, LLC (the “Investment Manager”) with respect to Columbia Active Portfolios® — Select Large Cap Growth Fund (the “Fund”), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the “Committee”) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on October 25, 2011, February 17, 2012 and March 6, 2012 and at the Board meeting held on March 7, 2012. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•

Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•

Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer, to be provided under a separate Administrative Services Agreement;

•	The terms and conditions of the Advisory Agreement;

•

The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•	The advisory fees and total expenses of the existing Columbia Funds from which assets are expected to be redeemed in connection with the investment of seed capital in the Fund;

•	Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices; and

•

Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by an independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate

16	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, trade execution services and the quality of the Investment Manager’s investment research capabilities, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager’s ability to coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund’s proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund’s first two years, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee’s and the Board’s next review and continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a peer group and a universe of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated performance of the Fund supported approval of the Advisory Agreement.

Semiannual Report 2012	17

Columbia Active Portfolios® – Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services to be provided (both on an absolute and relative basis) by the Investment Manager and its affiliates, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

18	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

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Semiannual Report 2012	19

Columbia Active Portfolios® – Select Large Cap Growth Fund

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20	Semiannual Report 2012

Columbia Active Portfolios® – Select Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	21

Columbia Active Portfolios® – Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1855 A (10/12)

Semiannual Report September 30, 2012

Columbia Pacific/Asia Fund

Columbia Pacific/Asia Fund

President’s Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter’s strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone’s fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>	detailed up-to-date fund performance and portfolio information

>	economic analysis and market commentary

>	quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Pacific/Asia Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Pacific/Asia Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Pacific/Asia Fund (the Fund) Class A shares returned 0.23% excluding sales charges for the six-month period ended September 30, 2012.

>	The Fund outperformed the MSCI All Country (AC) Asia Pacific Index (Net), which returned -1.55% for the six-month period.

>	The Fund also outperformed the MSCI EAFE (Europe, Australasia, Far East) Index (Net), which returned -0.70% for the same time frame.

Average Annual Total Returns (%) (for period ended September 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		0.23	12.71	-2.29	8.01
Including sales charges		-5.49	6.23	-3.44	7.38
Class C*	03/31/08
Excluding sales charges		-0.33	11.76	-3.01	7.21
Including sales charges		-1.32	10.76	-3.01	7.21
Class I*	09/27/10	0.35	13.21	-1.94	8.34
Class W*	06/18/12	0.09	12.63	-2.21	8.08
Class Z	12/31/92	0.30	12.97	-1.99	8.31
MSCI AC Asia Pacific Index (Net)		-1.55	11.33	-3.22	8.88
MSCI EAFE Index (Net)		-0.70	13.75	-5.24	8.20

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI All Country (AC) Asia Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance in 13 developed and emerging markets in the Asia Pacific region.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Pacific/Asia Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2012)
Samsung Electronics Co., Ltd. (South Korea)	3.5
Australia and New Zealand Banking Group Ltd. (Australia)	2.2
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	2.2
Toyota Motor Corp. (Japan)	2.1
China Mobile Ltd., ADR (China)	2.1
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.9
ORIX Corp. (Japan)	1.8
BHP Billiton Ltd. (Australia)	1.8
Telstra Corp., Ltd. (Australia)	1.7
ITOCHU Corp. (Japan)	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2012)
Australia	12.9
China	11.6
Hong Kong	5.7
India	2.1
Indonesia	3.2
Japan	30.8
Philippines	3.0
Singapore	8.3
South Korea	6.6
Taiwan	8.1
Thailand	5.4
United Kingdom	0.6
United States (a)	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Daisuke Nomoto, CMA (SAAJ)

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Pacific/Asia Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at September 30, 2012)
Aerospace & Defense	1.0
Auto Components	1.0
Automobiles	5.7
Chemicals	2.6
Commercial Banks	17.1
Commercial Services & Supplies	0.7
Communications Equipment	0.5
Computers & Peripherals	1.8
Construction & Engineering	2.6
Construction Materials	0.7
Diversified Financial Services	3.4
Diversified Telecommunication Services	2.7
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	0.4
Food & Staples Retailing	1.6
Food Products	0.4
Gas Utilities	0.8
Hotels, Restaurants & Leisure	0.9
Household Durables	1.6
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	2.0
Internet Software & Services	0.2
Machinery	2.4
Media	2.6
Metals & Mining	3.2
Money Market Funds	0.1
Office Electronics	1.1
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	1.1
Real Estate Investment Trusts (REITs)	3.2
Real Estate Management & Development	6.5
Semiconductors & Semiconductor Equipment	6.2
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	0.7
Tobacco	1.6
Trading Companies & Distributors	3.2
Transportation Infrastructure	3.7
Water Utilities	1.4
Wireless Telecommunication Services	4.6
Total	99.5

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2012

Columbia Pacific/Asia Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2012 – September 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.30		1,017.40	7.54		7.59	1.51
Class C	1,000.00	1,000.00	996.70		1,013.66	11.25		11.35	2.26
Class I	1,000.00	1,000.00	1,003.50		1,019.60	5.34		5.39	1.07
Class W	1,000.00	1,000.00	1,072.70	*	1,017.35	4.36	*	7.64	1.52	*
Class Z	1,000.00	1,000.00	1,003.00		1,018.65	6.29		6.34	1.26

*	For the period June 18, 2012 through September 30, 2012. Class W shares commenced operations on June 18, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	5

Columbia Pacific/Asia Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%
Issuer	Shares	Value ($)

Australia 12.9%
Australia and New Zealand Banking Group Ltd.	249,299	6,370,987

BHP Billiton Ltd.	147,047	5,024,426

Commonwealth Bank of Australia	56,638	3,261,108

Iluka Resources Ltd.	194,687	1,990,077

Monadelphous Group Ltd.	108,194	2,200,520

National Australia Bank Ltd.	123,033	3,234,762

Sydney Airport	682,184	2,232,816

Telstra Corp., Ltd.	1,223,899	4,961,680

Transurban Group	435,122	2,697,881

Wesfarmers Ltd.	25,537	903,813

Westpac Banking Corp.	159,467	4,088,870

Total		36,966,940

China 11.5%
China Communications Construction Co., Ltd., Class H	3,167,000	2,552,284

China Mobile Ltd., ADR	106,269	5,883,052

China Telecom Corp., Ltd., Class H	720,000	416,069

China Vanke Co., Ltd., Class B	1,451,183	1,818,733

CNOOC Ltd.	1,933,000	3,924,647

Guangdong Investment Ltd.	4,990,000	3,941,940

Industrial & Commercial Bank of China Ltd., Class H	8,210,100	4,817,524

PetroChina Co., Ltd., Class H	3,240,000	4,188,749

Spreadtrum Communications, Inc., ADR	68,484	1,408,031

Tencent Holdings Ltd.	19,800	670,343

Wynn Macau Ltd.	935,200	2,507,232

Zhuzhou CSR Times Electric Co., Ltd., Class H	403,000	1,030,840

Total		33,159,444

Hong Kong 5.6%
Cheung Kong Holdings Ltd.	304,000	4,441,051

Hongkong Land Holdings Ltd.	255,000	1,528,190

Jardine Matheson Holdings Ltd.	24,279	1,378,259

Link REIT (The)	624,500	2,957,842

Swire Pacific Ltd., Class A	262,700	3,207,248

Television Broadcasts Ltd.	361,000	2,665,136

Total		16,177,726

India 2.1%
Cairn India Ltd.(a)	367,821	2,305,780

HDFC Bank Ltd., ADR	70,615	2,653,712

Common Stocks (continued)
Issuer	Shares	Value ($)

Titan Industries Ltd.	210,298	1,039,702

Total		5,999,194

Indonesia 3.2%
PT AKR Corporindo Tbk	1,699,000	751,043

PT Bank Rakyat Indonesia Persero Tbk	1,914,500	1,483,870

PT Indocement Tunggal Prakarsa Tbk	1,006,500	2,132,569

PT Indofood Sukses Makmur Tbk	2,082,000	1,225,681

PT Media Nusantara Citra Tbk	5,035,500	1,364,132

PT Perusahaan Gas Negara Persero Tbk	5,181,500	2,227,035

Total		9,184,330

Japan 30.6%
Aeon Delight Co., Ltd.	93,500	2,059,674

Aisin Seiki Co., Ltd.	100,700	2,867,872

Arnest One Corp.	300,200	4,623,795

Autobacs Seven Co., Ltd.	26,000	1,177,212

Canon, Inc.	97,900	3,142,365

Chiyoda Co., Ltd.	44,300	1,215,534

Daiichikosho Co., Ltd.	139,700	3,356,452

FANUC CORP.	19,400	3,122,592

Fast Retailing Co., Ltd.	5,400	1,254,086

Fuji Heavy Industries Ltd.	479,000	3,990,785

Hitachi Ltd.	836,000	4,642,402

Honda Motor Co., Ltd.	59,000	1,823,416

Hoshizaki Electric Co., Ltd.	35,700	1,036,779

ITOCHU Corp.	480,600	4,851,800

Japan Tobacco, Inc.	149,900	4,487,069

Kinki Sharyo Co., Ltd.	364,000	1,173,726

Lawson, Inc.	49,400	3,792,165

Mitsubishi Estate Co., Ltd.	42,000	803,045

Mitsubishi UFJ Financial Group, Inc.	1,021,900	4,782,037

Mitsui & Co., Ltd.	261,800	3,672,968

Nippon Telegraph & Telephone Corp.	48,900	2,326,666

Nitto Denko Corp.	96,500	4,593,388

ORIX Corp.	50,320	5,040,034

Otsuka Holdings Co., Ltd.	66,700	2,067,096

Shinko Plantech Co., Ltd.	139,200	1,131,509

SoftBank Corp.	59,300	2,397,590

Sumitomo Mitsui Financial Group, Inc.	170,600	5,315,587

Takeda Pharmaceutical Co., Ltd.	24,200	1,113,383

Toyota Motor Corp.	155,700	6,104,892

Total		87,965,919

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Philippines 3.0%
Aboitiz Power Corp.	3,556,400	2,858,070

Ayala Land, Inc.	1,036,900	592,463

GT Capital Holdings, Inc.	173,800	2,263,401

Metropolitan Bank & Trust	308,740	683,916

Security Bank Corp.	585,810	2,299,211

Total		8,697,061

Singapore 8.3%
Amtek Engineering Ltd.	2,133,000	1,048,667

CapitaCommercial Trust	1,112,000	1,351,138

CDL Hospitality Trusts	1,224,000	2,023,346

DBS Group Holdings Ltd.	321,000	3,749,361

Hutchison Port Holdings Trust Unit	4,314,000	3,116,063

Keppel Corp., Ltd.	179,000	1,654,996

Mapletree Industrial Trust	1,266,000	1,452,869

Mapletree Logistics Trust	1,644,000	1,503,364

SembCorp Industries Ltd.	593,000	2,724,270

Singapore Technologies Engineering Ltd.	1,022,000	2,940,687

Wing Tai Holdings Ltd.	1,594,000	2,213,591

Total		23,778,352

South Korea 6.6%
Capro Corp.	155,610	2,341,611

Hyundai Motor Co.	19,357	4,366,109

LG Chem Ltd.	2,136	631,425

Samsung Electronics Co., Ltd.	8,360	10,074,622

Samsung Heavy Industries Co., Ltd.	17,710	595,071

Youngone Corp.	30,030	988,541

Total		18,997,379

Taiwan 8.1%
Asustek Computer, Inc.	197,000	2,132,604

CTCI Corp.	1,179,000	2,693,324

Far EasTone Telecommunications Co., Ltd.	992,000	2,447,979

Gigabyte Technology Co., Ltd.	3,392,000	3,089,272

Hon Hai Precision Industry Co., Ltd.	783,000	2,451,609

HTC Corp.	141,000	1,361,594

Huaku Development Co., Ltd.	1,080,807	2,599,723

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	402,628	6,369,575

Total		23,145,680

Common Stocks (continued)
Issuer	Shares	Value ($)

Thailand 5.3%
Advanced Information Service PCL, Foreign Registered Shares	340,400	2,363,949

Bangkok Bank PCL, Foreign Registered Shares	710,600	4,628,510

Bangkok Expressway PCL, Foreign Registered Shares	2,762,100	2,646,458

LPN Development PCL, Foreign Registered Shares	2,633,949	1,608,552

PTT PCL, Foreign Registered Shares	387,330	4,131,309

Total		15,378,778

United Kingdom 0.6%
HSBC Holdings PLC, ADR	38,162	1,773,007

United States 0.8%
Freeport-McMoRan Copper & Gold, Inc.	55,957	2,214,778

Total Common Stocks
(Cost: $253,627,973)		283,438,588

Exchange-Traded Funds 0.8%
	Shares	Value ($)
iShares MSCI Pacific ex-Japan Index Fund	52,277	2,331,031

Total Exchange-Traded Funds
(Cost: $2,131,061)		2,331,031

Money Market Funds 0.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.151%(b)(c)	176,047	176,047

Total Money Market Funds
(Cost: $176,047)		176,047

Total Investments
(Cost: $255,935,081)		285,945,666

Other Assets & Liabilities, Net		1,516,341

Net Assets		287,462,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	October 18, 2012	784,000	(GBP)	1,241,997	(USD)	—	(23,943)
Morgan Stanley & Co.	October 18, 2012	13,341,020,000	(IDR)	1,389,834	(USD)	—	(1,381)
Morgan Stanley & Co.	October 18, 2012	32,070,212,000	(IDR)	3,345,037	(USD)	514	—
Morgan Stanley & Co.	October 18, 2012	282,631,000	(PHP)	6,690,125	(USD)	—	(82,952)
Morgan Stanley & Co.	October 18, 2012	15,656,000	(SGD)	12,548,408	(USD)	—	(208,812)
Morgan Stanley & Co.	October 18, 2012	350,356,000	(THB)	11,206,013	(USD)	—	(162,897)
Morgan Stanley & Co.	October 18, 2012	58,351,000	(TWD)	1,946,474	(USD)	—	(44,147)
Morgan Stanley & Co.	October 18, 2012	9,200,648	(USD)	8,832,000	(AUD)	—	(53,437)
Morgan Stanley & Co.	October 18, 2012	5,882,873	(USD)	327,076,000	(INR)	296,406	—
Morgan Stanley & Co.	October 18, 2012	15,682,285	(USD)	1,232,151,000	(JPY)	108,569	—
Morgan Stanley & Co.	October 18, 2012	7,550,243	(USD)	8,555,558,000	(KRW)	140,947	—
Morgan Stanley & Co.	October 18, 2012	5,898,248	(USD)	18,251,000	(MYR)	65,580	—
Morgan Stanley & Co.	October 18, 2012	550,693	(USD)	690,000	(NZD)	20,564	—
Total						632,580	(577,569)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,410,266	60,058,919	(61,293,138)	176,047	2,393	176,047

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	39,344,894	—	39,344,894

Consumer Staples	—	10,408,728	—	10,408,728

Energy	—	15,681,994	—	15,681,994

Financials	4,426,718	80,120,331	—	84,547,049

Health Care	—	3,180,480	—	3,180,480

Industrials	—	46,180,721	—	46,180,721

Information Technology	7,777,606	27,564,811	—	35,342,417

Materials	2,214,778	16,713,497	—	18,928,275

Telecommunication Services	5,883,052	14,913,933	—	20,796,985

Utilities	—	9,027,045	—	9,027,045

Exchange-Traded Funds	2,331,031	—	—	2,331,031

Total Equity Securities	22,633,185	263,136,434	—	285,769,619

Other

Money Market Funds	176,047	—	—	176,047

Total Other	176,047	—	—	176,047

Investments in Securities	22,809,232	263,136,434	—	285,945,666

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	632,580	—	632,580

Liabilities

Forward Foreign Currency Exchange Contracts	—	(577,569)	—	(577,569)

Total	22,809,232	263,191,445	—	286,000,677

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Pacific/Asia Fund

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $255,759,034)	$285,769,619

Affiliated issuers (identified cost $176,047)	176,047

Total investments (identified cost $255,935,081)	285,945,666

Foreign currency (identified cost $47,458)	48,115

Unrealized appreciation on forward foreign currency exchange contracts	632,580

Receivable for:

Investments sold	3,243,233

Capital shares sold	14,691

Dividends	1,598,130

Reclaims	16,514

Expense reimbursement due from Investment Manager	27

Prepaid expenses	3,955

Trustees’ deferred compensation plan	11,293

Total assets	291,514,204

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	577,569

Payable for:

Investments purchased	2,579,322

Capital shares purchased	466,937

Investment management fees	6,904

Distribution and service fees	19

Foreign capital gains taxes deferred	345,474

Transfer agent fees	3,302

Administration fees	635

Chief compliance officer expenses	189

Other expenses	60,553

Trustees’ deferred compensation plan	11,293

Total liabilities	4,052,197

Net assets applicable to outstanding capital stock	$287,462,007

Represented by

Paid-in capital	$294,621,320

Undistributed net investment income	3,615,140

Accumulated net realized loss	(40,496,221)

Unrealized appreciation (depreciation) on:

Investments	30,010,585

Foreign currency translations	1,646

Forward foreign currency exchange contracts	55,011

Foreign capital gains tax	(345,474)

Total — representing net assets applicable to outstanding capital stock	$287,462,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Pacific/Asia Fund

Statement of Assets and Liabilities (continued)

September 30, 2012 (Unaudited)

Class A

Net assets	$1,494,145

Shares outstanding	185,486

Net asset value per share	$8.06

Maximum offering price per share(a)	$8.55

Class C

Net assets	$316,772

Shares outstanding	39,680

Net asset value per share	$7.98

Class I

Net assets	$264,212,868

Shares outstanding	32,675,371

Net asset value per share	$8.09

Class W

Net assets	$2,665

Shares outstanding	331

Net asset value per share	$8.05

Class Z

Net assets	$21,435,557

Shares outstanding	2,650,662

Net asset value per share	$8.09

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Pacific/Asia Fund

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,054,386
Dividends — affiliated issuers	2,393
Interest	21
Foreign taxes withheld	(429,420)

Total income	5,627,380

Expenses:
Investment management fees	1,223,461
Distribution fees
Class C	1,088
Service fees
Class A	1,902
Class C	363
Class W	2
Transfer agent fees
Class A	1,479
Class C	283
Class W	1
Class Z	21,254
Administration fees	112,502
Compensation of board members	10,507
Custodian fees	68,249
Printing and postage fees	25,675
Registration fees	40,544
Professional fees	24,729
Chief compliance officer expenses	149
Other	8,475

Total expenses	1,540,663
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(879)
Expense reductions	(784)

Total net expenses	1,539,000

Net investment income	4,088,380

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(7,550,013)
Foreign currency translations	(64,805)
Forward foreign currency exchange contracts	(372,283)

Net realized loss	(7,987,101)
Net change in unrealized appreciation (depreciation) on:
Investments	3,308,350
Foreign currency translations	12,717
Forward foreign currency exchange contracts	608,991
Foreign capital gains tax	3,135

Net change in unrealized appreciation (depreciation)	3,933,193

Net realized and unrealized loss	(4,053,908)

Net increase in net assets resulting from operations	$34,472

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Pacific/Asia Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2012(a) (Unaudited)	Year Ended March 31, 2012
Operations

Net investment income	$4,088,380	$3,430,558

Net realized loss	(7,987,101)	(10,726,720)

Net change in unrealized appreciation (depreciation)	3,933,193	16,566,596

Net increase in net assets resulting from operations	34,472	9,270,434

Distributions to shareholders

Net investment income

Class A	(8,940)	(18,637)

Class C	(1,131)	(379)

Class I	(1,785,083)	(2,534,647)

Class W	(15)	—

Class Z	(141,871)	(331,396)

Total distributions to shareholders	(1,937,040)	(2,885,059)

Increase (decrease) in net assets from capital stock activity	4,256,719	177,577,624

Proceeds from regulatory settlements (Note 6)	—	51,358

Total increase in net assets	2,354,151	184,014,357

Net assets at beginning of period	285,107,856	101,093,499

Net assets at end of period	$287,462,007	$285,107,856

Undistributed net investment income	$3,615,140	$1,463,800

(a)	Class W shares are for the period from June 18, 2012 (commencement of operations) to September 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Pacific/Asia Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2012(a) (Unaudited)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	31,034	244,056	125,767	1,023,075

Distributions reinvested	1,187	8,829	1,941	15,520

Redemptions	(53,679)	(422,536)	(83,500)	(681,547)

Net increase (decrease)	(21,458)	(169,651)	44,208	357,048

Class C shares

Subscriptions	4,911	38,108	29,649	239,371

Distributions reinvested	153	1,131	46	379

Redemptions	(2,741)	(20,523)	(3,837)	(29,485)

Net increase	2,323	18,716	25,858	210,265

Class I shares

Subscriptions	4,673,377	37,435,237	27,404,955	211,361,997

Distributions reinvested	239,285	1,785,066	335,144	2,534,598

Redemptions	(4,237,115)	(33,006,495)	(5,081,849)	(41,181,341)

Net increase	675,547	6,213,808	22,658,250	172,715,254

Class W shares

Subscriptions	331	2,500	—	—

Net increase	331	2,500	—	—

Class Z shares

Subscriptions	86,365	663,972	1,486,138	10,958,874

Distributions reinvested	13,202	98,488	24,699	192,194

Redemptions	(325,383)	(2,571,114)	(858,770)	(6,856,011)

Net increase (decrease)	(225,816)	(1,808,654)	652,067	4,295,057

Total net increase	430,927	4,256,719	23,380,383	177,577,624

(a)	Class W shares are for the period from June 18, 2012 (commencement of operations) to September 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Pacific/Asia Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended September 30, 2012		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010	2009		2008(a)
Per share data
Net asset value, beginning of period	$8.09		$8.56		$7.64		$4.82	$9.42		$9.42

Income from investment operations:

Net investment income	0.09		0.13		0.08		0.04	0.11		0.00	(b)

Net realized and unrealized gain (loss)	(0.07)		(0.50	)(c)	0.98		2.78	(3.35)		0.00	(b)

Total from investment operations	0.02		(0.37)		1.06		2.82	(3.24)		0.00	(b)

Less distributions to shareholders:

Net investment income	(0.05)		(0.10)		(0.14)		(0.02)	(0.04)		—

Net realized gains	—		—		—		—	(1.32)		—

Total distributions to shareholders	(0.05)		(0.10)		(0.14)		(0.02)	(1.36)		—

Proceeds from regulatory settlements	—		0.00	(b)	—		0.02	—		—

Redemption fees:

Redemption fees added to paid-in capital	—		—		—		0.00 (b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$8.06		$8.09		$8.56		$7.64	$4.82		$9.42

Total return	0.23%		(4.28%)		14.26%		59.07%	(40.21%)		0.00%

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.52	%(e)	1.60%		1.88	%(f)	2.18%	2.02%		1.87	%(e)(f)

Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.51	%(e)(h)	1.60	%(h)	1.65	%(f)	1.73%	1.91	%(h)	1.82	%(e)(f)(h)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.52	%(e)	1.60%		1.88%		2.18%	2.01%		1.87	%(e)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.51	%(e)(h)	1.60	%(h)	1.65%		1.73%	1.90	%(h)	1.82	%(e)(h)

Net investment income (loss)	2.43	%(e)(h)	1.64	%(h)	1.01%		0.64%	1.94	%(h)	(0.80	%)(e)(h)

Supplemental data

Net assets, end of period (in thousands)	$1,494		$1,675		$1,394		$814	$175		$10

Portfolio turnover	38%		94%		63%		98%	111%		68%

Notes to Financial Highlights

(a)	For the period from March 31, 2008 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010	2009		2008(a)
Per share data
Net asset value, beginning of period	$8.04		$8.47		$7.56		$4.78	$9.42		$9.42

Income from investment operations:

Net investment income (loss)	0.07		0.07		0.00	(b)	(0.01)	0.04		0.00	(b)

Net realized and unrealized gain (loss)	(0.10)		(0.49	)(c)	1.00		2.77	(3.32)		0.00	(b)

Total from investment operations	(0.03)		(0.42)		1.00		2.76	(3.28)		0.00	(b)

Less distributions to shareholders:

Net investment income	(0.03)		(0.01)		(0.09)		—	(0.04)		—

Net realized gains	—		—		—		—	(1.32)		—

Total distributions to shareholders	(0.03)		(0.01)		(0.09)		—	(1.36)		—

Proceeds from regulatory settlements	—		0.00	(b)	—		0.02	—		—

Redemption fees:

Redemption fees added to paid-in capital	—		—		—		0.00 (b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$7.98		$8.04		$8.47		$7.56	$4.78		$9.42

Total return	(0.33%)		(4.91%)		13.46%		58.16%	(40.69%)		0.00%

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.27	%(e)	2.32%		2.69	%(f)	2.93%	2.77%		2.62	%(e)(f)

Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.26	%(e)(h)	2.32	%(h)	2.40	%(f)	2.48%	2.66	%(h)	2.57	%(e)(f)(h)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.27	%(e)	2.32%		2.69%		2.93%	2.76%		2.62	%(e)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.26	%(e)(h)	2.32	%(h)	2.40%		2.48%	2.65	%(h)	2.57	%(e)(h)

Net investment income (loss)	1.76	%(e)(h)	0.92	%(h)	(0.01%)		(0.09%)	0.87	%(h)	(1.55	%)(e)(h)

Supplemental data

Net assets, end of period (in thousands)	$317		$300		$97		$359	$238		$10

Portfolio turnover	38%		94%		63%		98%	111%		68%

Notes to Financial Highlights

(a)	For the period from March 31, 2008 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$8.12		$8.61		$7.89

Income from investment operations:

Net investment income	0.11		0.16		0.08

Net realized and unrealized gain (loss)	(0.09)		(0.49	)(b)	0.64

Total from investment operations	0.02		(0.33)		0.72

Less distributions to shareholders:

Net investment income	(0.05)		(0.16)		—

Total distributions to shareholders	(0.05)		(0.16)		—

Proceeds from regulatory settlements	—		0.00	(c)	—

Net asset value, end of period	$8.09		$8.12		$8.61

Total return	0.35%		(3.83%)		9.13%

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.07	%(e)	1.17%		1.39	%(e)(f)

Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.07	%(e)	1.17%		1.34	%(e)(f)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.07	%(e)	1.17%		1.39	%(e)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.07	%(e)	1.17%		1.34	%(e)

Net investment income	2.92	%(e)	1.99%		1.76	%(e)

Supplemental data

Net assets, end of period (in thousands)	$264,213		$259,769		$80,449

Portfolio turnover	38%		94%		63%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Pacific/Asia Fund

Financial Highlights (continued)

Class W	Six Months Ended September 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.55

Income from investment operations:

Net investment income	0.06

Net realized and unrealized gain	0.49	(b)

Total from investment operations	0.55

Less distributions to shareholders:

Net investment income	(0.05)

Total distributions to shareholders	(0.05)

Net asset value, end of period	$8.05

Total return	7.27%

Ratios to average net assets

Expenses prior to fees waived or expenses reimbursed	1.52	%(c)

Net expenses after fees waived or expenses reimbursed	1.52	%(c)

Net investment income	2.83	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	38%

Notes to Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to September 30, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$8.12		$8.61		$7.69		$4.83	$9.42		$11.72

Income from investment operations:

Net investment income	0.11		0.14		0.09		0.07	0.10		0.05

Net realized and unrealized gain (loss)	(0.09)		(0.49	)(a)	0.99		2.81	(3.33)		0.11

Total from investment operations	0.02		(0.35)		1.08		2.88	(3.23)		0.16

Less distributions to shareholders:

Net investment income	(0.05)		(0.14)		(0.16)		(0.04)	(0.04)		(0.08)

Net realized gains	—		—		—		—	(1.32)		(2.38)

Total distributions to shareholders	(0.05)		(0.14)		(0.16)		(0.04)	(1.36)		(2.46)

Proceeds from regulatory settlements	—		0.00	(b)	—		0.02	—		—

Redemption fees:

Redemption fees added to paid-in capital	—		—		—		0.00 (b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$8.09		$8.12		$8.61		$7.69	$4.83		$9.42

Total return	0.30%		(4.04%)		14.44%		60.22%	(40.10%)		(1.11	%)(c)

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.27	%(e)	1.35%		1.66	%(f)	1.93%	1.77%		1.61	%(f)

Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.26	%(e)(h)	1.35	%(h)	1.40	%(f)	1.48%	1.66	%(h)	1.57	%(f)(h)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.27	%(e)	1.35%		1.66%		1.93%	1.76%		1.61%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.26	%(e)(h)	1.35	%(h)	1.40%		1.48%	1.65	%(h)	1.57	%(h)

Net investment income	2.70	%(e)(h)	1.80	%(h)	1.22%		1.02%	1.33	%(h)	0.39	%(h)

Supplemental data

Net assets, end of period (in thousands)	$21,436		$23,363		$19,154		$30,529	$24,521		$117,835

Portfolio turnover	38%		94%		63%		98%	111%		68%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to less than $0.01.

(c)	During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Pacific/Asia Fund

Notes to Financial Statements

September 30, 2012 (Unaudited)

Note 1. Organization

Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on June 18, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2012	21

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

22	Semiannual Report 2012

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

The following table is a summary of the fair value of derivative instruments at September 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	632,580
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	577,569

The effect of derivative instruments in the Statement of Operations for the six months ended September 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	(372,283)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	608,991

The following table is a summary of the volume of derivative instruments for the six months ended September 30, 2012:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	85

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds

(ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Semiannual Report 2012	23

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.66% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended September 30, 2012 was 0.87% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.06% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2012 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

24	Semiannual Report 2012

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class W	0.14
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2012, these minimum account balance fees reduced total expenses by $784.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,358 for Class A, shares for the six months ended September 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.54%
Class C	2.29
Class I	1.13
Class W	1.54
Class Z	1.29

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.79%
Class C	2.54
Class I	1.48
Class W	1.79
Class Z	1.54

Semiannual Report 2012	25

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2012, the cost of investments for federal income tax purposes was approximately $255,935,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,002,000
Unrealized depreciation	(4,991,000)
Net unrealized appreciation	$30,011,000

The following capital loss carryforward, determined as of March 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	9,165,902
2018	10,992,397
2019	790,415
Unlimited short-term	8,559,141
Total	29,507,855

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $113,218,730 and $105,861,361, respectively, for the six months ended September 30, 2012,

Note 6. Regulatory Settlements

During the year ended March 31, 2012, the Fund received $51,358 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At September 30, 2012, affiliated shareholder accounts owned 91.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR

26	Semiannual Report 2012

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended September 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	27

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement

On June 6, 2012, the Board of Trustees (the “Board”) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) unanimously approved the continuation of the Investment Management Services Agreement (the “Advisory Agreement”) with Columbia Management Investment Advisers, LLC (the “Investment Manager”) with respect to Columbia Pacific/Asia Fund (the “Fund”), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the “Committee”) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on June 5, 2012 and at the Board meeting held on June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•

Information on the investment performance of the Fund relative to the performance of the Fund’s benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•

Information on the Fund’s advisory fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•	The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•

The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•	Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•	Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and

28	Semiannual Report 2012

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement (continued)

administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager’s investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager’s ability to coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund’s performance was in the twenty-fifth, fifty-eighth and forty-sixth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund’s advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund’s actual management fee and total net expense ratio are ranked in the fourth and fourth quintiles, respectively, against the Fund’s expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

Semiannual Report 2012	29

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement (continued)

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund’s advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other

30	Semiannual Report 2012

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement (continued)

ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012	31

Columbia Pacific/Asia Fund

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32	Semiannual Report 2012

Columbia Pacific/Asia Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Pacific/Asia Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1160 D (11/12)

Semiannual Report September 30, 2012

Columbia Select Large Cap Growth Fund

Columbia Select Large Cap Growth Fund

President’s Message

Dear Shareholders,

On the heels of solid gains for stocks during the first quarter, U.S. stock market averages fell in the second quarter as uncertainty mounted regarding the fate of the eurozone and other real concerns. On the last day of the quarter, an announcement that European leaders had agreed to relieve short-term funding pressure on Italy and Spain and to back a plan heading toward a banking union raised hopes that a longer term solution was achievable. The announcement lifted stocks around the world. However, it was a losing quarter for most stock markets as economic data disappointed in the United States and growth in Europe and emerging markets slowed. China, which has been a key driver of worldwide growth over the past decade, has experienced a significant slowdown, and its declining demand for raw materials has had a chilling effect on world commodity markets.

Against a backdrop of rising uncertainty and a declining stock market, bond investors turned cautious. U.S. Treasuries were the quarter’s strongest performers. Total returns on long-dated Treasuries surged late last year, sank from mid-December to mid-March then soared through the end of the quarter. By contrast, European sovereign bonds lost value as interest rates rose and concerns about the eurozone’s fiscal health mounted.

Despite these continued challenges, we see pockets of strength — and as a result, attractive opportunities — both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>	detailed up-to-date fund performance and portfolio information

>	economic analysis and market commentary

>	quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Large Cap Growth Fund (the Fund) Class A shares returned -3.08% excluding sales charges for the six-month period ended September 30, 2012.

>	The Fund underperformed the Russell 1000 Growth Index, which returned 1.84% for the same time frame.

Average Annual Total Returns (%) (for period ended September 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		-3.08	23.02	2.96	9.52
Including sales charges		-8.65	15.91	1.75	8.88
Class C*	09/28/07
Excluding sales charges		-3.41	22.18	2.19	8.71
Including sales charges		-4.37	21.18	2.19	8.71
Class I*	09/27/10	-2.83	23.55	3.28	9.83
Class R*	12/31/04	-3.17	22.76	2.69	9.21
Class W*	09/27/10	-3.08	23.02	2.92	9.50
Class Z	10/01/97	-2.98	23.35	3.19	9.78
Russell 1000 Growth Index		1.84	29.19	3.24	8.41

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2012)
Baidu, Inc., ADR	4.8
Las Vegas Sands Corp.	4.6
Amazon.com, Inc.	4.6
Michael Kors Holdings Ltd.	4.3
Biogen Idec, Inc.	4.1
Celgene Corp.	4.1
LinkedIn Corp., Class A	4.0
Visa, Inc., Class A	4.0
EOG Resources, Inc.	3.9
Yum! Brands, Inc.	3.9

Percentages indicated are based upon total investments (excluding Money Market Fund).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at September 30, 2012)
Common Stocks	99.5
Consumer Discretionary	25.9
Consumer Staples	3.1
Energy	7.5
Financials	2.6
Health Care	23.8
Industrials	2.7
Information Technology	33.9
Money Market Funds	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Thomas Gavin, CFA

Todd Herget

Richard Carter

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Select Large Cap Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2012 – September 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.20	1,019.40	5.45	5.59	1.11
Class C	1,000.00	1,000.00	965.90	1,015.61	9.17	9.40	1.87
Class I	1,000.00	1,000.00	971.70	1,021.64	3.24	3.33	0.66
Class R	1,000.00	1,000.00	968.30	1,018.10	6.72	6.89	1.37
Class W	1,000.00	1,000.00	969.20	1,019.35	5.50	5.64	1.12
Class Z	1,000.00	1,000.00	970.20	1,020.59	4.27	4.38	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%
Issuer	Shares	Value ($)

Consumer Discretionary 26.0%
Hotels, Restaurants & Leisure 10.9%

Chipotle Mexican Grill, Inc.(a)	404,056	128,303,942

Las Vegas Sands Corp.	5,166,369	239,564,531

Yum! Brands, Inc.	3,043,876	201,930,734

Total		569,799,207

Internet & Catalog Retail 7.8%

Amazon.com, Inc.(a)	939,081	238,827,080

priceline.com, Inc.(a)	273,377	169,146,551

Total		407,973,631

Textiles, Apparel & Luxury Goods 7.3%

lululemon athletica, Inc.(a)	2,155,067	159,345,654

Michael Kors Holdings Ltd.(a)	4,180,037	222,294,368

Total		381,640,022

Total Consumer Discretionary		1,359,412,860

Consumer Staples 3.1%
Personal Products 3.1%

Estee Lauder Companies, Inc. (The), Class A	2,651,290	163,239,925

Total Consumer Staples		163,239,925

Energy 7.5%
Energy Equipment & Services 3.6%

FMC Technologies, Inc.(a)	4,119,652	190,739,888

Oil, Gas & Consumable Fuels 3.9%

EOG Resources, Inc.	1,803,487	202,080,718

Total Energy		392,820,606

Financials 2.6%
Capital Markets 2.6%

Franklin Resources, Inc.	1,073,711	134,289,035

Total Financials		134,289,035

Health Care 23.9%
Biotechnology 14.4%

Alexion Pharmaceuticals, Inc.(a)	1,524,309	174,380,950

Biogen Idec, Inc.(a)	1,446,746	215,897,906

Celgene Corp.(a)	2,821,145	215,535,478

Gilead Sciences, Inc.(a)	2,204,025	146,192,978

Total		752,007,312

Health Care Equipment & Supplies 2.9%

Edwards Lifesciences Corp.(a)	1,415,939	152,029,370

Health Care Providers & Services 0.8%

McKesson Corp.	481,895	41,457,427

Common Stocks (continued)
Issuer	Shares	Value ($)

Pharmaceuticals 5.8%

Allergan, Inc.	1,635,296	149,760,408

Novo Nordisk A/S, ADR	972,387	153,452,392

Total		303,212,800

Total Health Care		1,248,706,909

Industrials 2.7%
Aerospace & Defense 2.7%

Precision Castparts Corp.	872,047	142,440,157

Total Industrials		142,440,157

Information Technology 34.0%
Communications Equipment 7.1%

F5 Networks, Inc.(a)	1,640,920	171,804,324

QUALCOMM, Inc.	3,149,790	196,830,377

Total		368,634,701

Computers & Peripherals 3.8%

EMC Corp.(a)	7,289,489	198,784,365

Internet Software & Services 12.3%

Baidu, Inc., ADR(a)	2,136,217	249,552,870

Google, Inc., Class A(a)	240,530	181,479,885

LinkedIn Corp., Class A(a)	1,747,050	210,344,820

Total		641,377,575

IT Services 7.0%

Cognizant Technology Solutions Corp., Class A(a)	2,312,402	161,683,148

Visa, Inc., Class A	1,538,311	206,564,401

Total		368,247,549

Software 3.8%

Salesforce.com, Inc.(a)	1,308,144	199,740,507

Total Information Technology		1,776,784,697

Total Common Stocks
(Cost: $3,701,076,760)		5,217,694,189

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.164%(b)(c)	25,447,970	25,447,970

Total Money Market Funds
(Cost: $25,447,970)		25,447,970

Total Investments
(Cost: $3,726,524,730)		5,243,142,159

Other Assets & Liabilities, Net		(13,869,349)

Net Assets		5,229,272,810

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,320,898	910,238,516	(895,111,444)	—	25,447,970	50,268	25,447,970

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2012 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	1,359,412,860	—	—	1,359,412,860

Consumer Staples	163,239,925	—	—	163,239,925

Energy	392,820,606	—	—	392,820,606

Financials	134,289,035	—	—	134,289,035

Health Care	1,248,706,909	—	—	1,248,706,909

Industrials	142,440,157	—	—	142,440,157

Information Technology	1,776,784,697	—	—	1,776,784,697

Total Equity Securities	5,217,694,189	—	—	5,217,694,189

Other

Money Market Funds	25,447,970	—	—	25,447,970

Total Other	25,447,970	—	—	25,447,970

Total	5,243,142,159	—	—	5,243,142,159

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Select Large Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $3,701,076,760)	$5,217,694,189

Affiliated issuers (identified cost $25,447,970)	25,447,970

Total investments (identified cost $3,726,524,730)	5,243,142,159

Receivable for:

Investments sold	57,409,160

Capital shares sold	3,599,970

Dividends	586,830

Prepaid expenses	83,667

Trustees’ deferred compensation plan	63,527

Total assets	5,304,885,313

Liabilities

Payable for:

Investments purchased	64,010,904

Capital shares purchased	10,546,562

Investment management fees	85,125

Distribution and service fees	10,307

Transfer agent fees	847,044

Administration fees	6,768

Chief compliance officer expenses	479

Other expenses	41,787

Trustees’ deferred compensation plan	63,527

Total liabilities	75,612,503

Net assets applicable to outstanding capital stock	$5,229,272,810

Represented by

Paid-in capital	$3,965,711,582

Accumulated net investment loss	(26,224,702)

Accumulated net realized loss	(226,831,499)

Unrealized appreciation (depreciation) on:

Investments	1,516,617,429

Total — representing net assets applicable to outstanding capital stock	$5,229,272,810

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

September 30, 2012 (Unaudited)

Class A

Net assets	$1,102,798,652

Shares outstanding	79,671,861

Net asset value per share	$13.84

Maximum offering price per share(a)	$14.68

Class C

Net assets	$85,547,543

Shares outstanding	6,418,113

Net asset value per share	$13.33

Class I

Net assets	$277,189,305

Shares outstanding	19,709,083

Net asset value per share	$14.06

Class R

Net assets	$11,387,189

Shares outstanding	847,693

Net asset value per share	$13.43

Class W

Net assets	$33,730,464

Shares outstanding	2,436,782

Net asset value per share	$13.84

Class Z

Net assets	$3,718,619,657

Shares outstanding	265,577,385

Net asset value per share	$14.00

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Select Large Cap Growth Fund

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$8,154,519

Dividends — affiliated issuers	50,268

Income from securities lending — net	18,368

Foreign taxes withheld	(516,822)

Total income	7,706,333

Expenses:

Investment management fees	16,284,391

Distribution fees

Class C	303,460

Class R	32,814

Service fees

Class A	1,450,411

Class C	101,153

Class W	47,927

Transfer agent fees

Class A	1,186,858

Class C	84,426

Class R	13,678

Class W	39,803

Class Z	4,123,242

Administration fees	1,289,107

Compensation of board members	73,225

Custodian fees	20,372

Printing and postage fees	185,163

Registration fees	159,501

Professional fees	136,197

Line of credit interest expense	2,583

Chief compliance officer expenses	2,324

Other	82,072

Total expenses	25,618,707
Expense reductions	(3,960)

Total net expenses	25,614,747

Net investment loss	(17,908,414)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	18,920,246

Net realized gain	18,920,246

Net change in unrealized appreciation (depreciation) on:

Investments	(213,121,243)

Net change in unrealized appreciation (depreciation)	(213,121,243)

Net realized and unrealized loss	(194,200,997)

Net decrease in net assets from operations	$(212,109,411)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations

Net investment loss	$(17,908,414)	$(27,607,920)

Net realized gain (loss)	18,920,246	(240,158,887)

Net change in unrealized appreciation (depreciation)	(213,121,243)	739,278,810

Net increase (decrease) in net assets resulting from operations	(212,109,411)	471,512,003

Distributions to shareholders

Net realized gains

Class A	—	(21,108,582)

Class C	—	(373,116)

Class I	—	(2,275,091)

Class R	—	(64,675)

Class W	—	(631,181)

Class Z	—	(55,884,936)

Total distributions to shareholders	—	(80,337,581)

Increase (decrease) in net assets from capital stock activity	(1,388,006,355)	1,656,374,397

Proceeds from regulatory settlements (Note7)	—	15,727

Total increase (decrease) in net assets	(1,600,115,766)	2,047,564,546

Net assets at beginning of period	6,829,388,576	4,781,824,030

Net assets at end of period	$5,229,272,810	$6,829,388,576

Accumulated net investment loss	$(26,224,702)	$(8,316,288)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	14,366,090	187,509,767	88,391,261	1,130,425,807

Distributions reinvested	—	—	1,571,920	20,780,793

Redemptions	(76,380,124)	(1,056,600,454)	(39,426,582)	(500,958,000)

Net increase (decrease)	(62,014,034)	(869,090,687)	50,536,599	650,248,600

Class C shares

Subscriptions	1,337,350	17,174,291	5,324,314	66,175,011

Distributions reinvested	—	—	17,127	219,913

Redemptions	(820,791)	(10,333,540)	(533,782)	(6,568,590)

Net increase	516,559	6,840,751	4,807,659	59,826,334

Class I shares

Subscriptions	2,013,602	26,413,674	14,298,315	183,965,493

Distributions reinvested	—	—	170,416	2,275,045

Redemptions	(1,920,794)	(26,074,047)	(4,073,600)	(54,479,499)

Net increase	92,808	339,627	10,395,131	131,761,039

Class R shares

Subscriptions	165,233	2,127,418	954,688	12,007,038

Distributions reinvested	—	—	5,029	64,675

Redemptions	(371,296)	(4,790,031)	(126,277)	(1,557,332)

Net increase (decrease)	(206,063)	(2,662,613)	833,440	10,514,381

Class W shares

Subscriptions	370,839	4,893,326	1,571,401	19,941,166

Distributions reinvested	—	—	47,777	631,135

Redemptions	(1,605,956)	(20,327,105)	(1,011,577)	(13,267,949)

Net increase (decrease)	(1,235,117)	(15,433,779)	607,601	7,304,352

Class Z shares

Subscriptions	42,671,127	554,854,198	145,887,125	1,916,581,934

Distributions reinvested	—	—	695,700	9,266,724

Redemptions	(80,279,854)	(1,062,853,852)	(87,559,750)	(1,129,128,967)

Net increase (decrease)	(37,608,727)	(507,999,654)	59,023,075	796,719,691

Total net increase (decrease)	(100,454,574)	(1,388,006,355)	126,203,505	1,656,374,397

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended September 30, 2012		Year Ended March 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$14.28		$13.63		$10.60		$7.06		$11.30		$12.18

Income from investment operations:

Net investment loss	(0.06)		(0.09)		(0.09)		(0.05)		(0.06)		(0.05)

Net realized and unrealized gain (loss)	(0.38)		0.95		3.12		3.59		(4.18)		(0.83)

Total from investment operations	(0.44)		0.86		3.03		3.54		(4.24)		(0.88)

Less distributions to shareholders:

Net realized gains	—		(0.21)		—		—		—		—

Total distributions to shareholders	—		(0.21)		—		—		—		—

Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—

Net asset value, end of period	$13.84		$14.28		$13.63		$10.60		$7.06		$11.30

Total return	(3.08%)		6.39%		28.58%		50.14%		(37.52%)		(7.22%)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.11	%(d)(e)	1.11%		1.24%		1.26%		1.33	%(e)	1.21	%(d)

Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.11	%(d)(e)(g)	1.11	%(g)	1.24	%(g)	1.26	%(g)	1.28	%(e)(g)	1.16	%(d)(g)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.11	%(d)	1.11%		1.24%		1.26%		1.33%		1.21	%(d)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.11	%(d)(g)	1.11	%(g)	1.24	%(g)	1.26	%(g)	1.28	%(g)	1.16	%(d)(g)

Net investment loss	(0.84	%)(d)(g)	(0.66	%)(g)	(0.79	%)(g)	(0.53	%)(g)	(0.77	%)(g)	(0.92	%)(d)(g)

Supplemental data

Net assets, end of period (in thousands)	$1,102,799		$2,023,475		$1,242,211		$576,956		$84,493		$2,141

Portfolio turnover	18%		53%		71%		27%		58%		39%

Notes to Financial Highlights

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$13.80		$13.28		$10.40		$6.98		$11.26		$12.18

Income from investment operations:

Net investment loss	(0.10)		(0.17)		(0.17)		(0.12)		(0.12)		(0.09)

Net realized and unrealized gain (loss)	(0.37)		0.90		3.05		3.54		(4.16)		(0.83)

Total from investment operations	(0.47)		0.73		2.88		3.42		(4.28)		(0.92)

Less distributions to shareholders:

Net realized gains	—		(0.21)		—		—		—		—

Total distributions to shareholders	—		(0.21)		—		—		—		—

Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—

Net asset value, end of period	$13.33		$13.80		$13.28		$10.40		$6.98		$11.26

Total return	(3.41%)		5.57%		27.69%		49.00%		(38.01%)		(7.55%)

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.87	%(d)(e)	1.86%		1.99%		2.01%		2.08	%(e)	1.96	%(d)

Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.87	%(d)(e)(g)	1.86	%(g)	1.99	%(g)	2.01	%(g)	2.03	%(e)(g)	1.91	%(d)(g)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.87	%(d)	1.86%		1.99%		2.01%		2.08%		1.96	%(d)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.87	%(d)(g)	1.86	%(g)	1.99	%(g)	2.01	%(g)	2.03	%(g)	1.91	%(d)(g)

Net investment loss	(1.58	%)(d)(g)	(1.35	%)(g)	(1.49	%)(g)	(1.27	%)(g)	(1.37	%)(g)	(1.59	%)(d)(g)

Supplemental data

Net assets, end of period (in thousands)	$85,548		$81,441		$14,523		$3,234		$763		$238

Portfolio turnover	18%		53%		71%		27%		58%		39%

Notes to Financial Highlights

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.47		$13.75		$11.23

Income from investment operations:

Net investment loss	(0.03)		(0.02)		(0.01)

Net realized and unrealized gain (loss)	(0.38)		0.95		2.53

Total from investment operations	(0.41)		0.93		2.52

Less distributions to shareholders:

Net realized gains	—		(0.21)		—

Total distributions to shareholders	—		(0.21)		—

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$14.06		$14.47		$13.75

Total return	(2.83%)		6.85%		22.44%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.66	%(d)(e)	0.67%		0.76	%(d)

Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.66	%(d)(e)	0.67	%(g)	0.76	%(d)(g)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.66	%(d)	0.67%		0.76	%(d)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.66	%(d)	0.67	%(g)	0.76	%(d)(g)

Net investment loss	(0.38	%)(d)	(0.19	%)(g)	(0.18	%)(d)(g)

Supplemental data

Net assets, end of period (in thousands)	$277,189		$283,920		$126,813

Portfolio turnover	18%		53%		71%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class R	(Unaudited)		2012		2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$13.87		$13.28		$10.35		$6.91		$11.09		$10.45

Income from investment operations:

Net investment loss	(0.07)		(0.10)		(0.12)		(0.07)		(0.07)		(0.14)

Net realized and unrealized gain (loss)	(0.37)		0.90		3.05		3.51		(4.11)		0.78

Total from investment operations	(0.44)		0.80		2.93		3.44		(4.18)		0.64

Less distributions to shareholders:

Net realized gains	—		(0.21)		—		—		—		—

Total distributions to shareholders	—		(0.21)		—		—		—		—

Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—

Net asset value, end of period	$13.43		$13.87		$13.28		$10.35		$6.91		$11.09

Total return	(3.17%)		6.11%		28.31%		49.78%		(37.69%)		6.12%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.37	%(d)(e)	1.35%		1.49%		1.51%		1.58	%(e)	1.70%

Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.37	%(d)(e)(g)	1.35	%(g)	1.49	%(g)	1.51	%(g)	1.53	%(e)(g)	1.66	%(g)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.37	%(d)	1.35%		1.49%		1.51%		1.58%		1.70%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.37	%(d)(g)	1.35	%(g)	1.49	%(g)	1.51	%(g)	1.53	%(g)	1.66	%(g)

Net investment loss	(1.09	%)(d)(g)	(0.84	%)(g)	(1.03	%)(g)	(0.71	%)(g)	(0.80	%)(g)	(1.22	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$11,387		$14,619		$2,926		$408		$23		$22

Portfolio turnover	18%		53%		71%		27%		58%		39%

Notes to Financial Highlights

(a)	On March 31, 2008, Retirement Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Large Cap Growth Fund’s Retirement Shares class.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.28		$13.63		$11.16

Income from investment operations:

Net investment loss	(0.06)		(0.09)		(0.05)

Net realized and unrealized gain (loss)	(0.38)		0.95		2.52

Total from investment operations	(0.44)		0.86		2.47

Less distributions to shareholders:

Net realized gains	—		(0.21)		—

Total distributions to shareholders	—		(0.21)		—

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$13.84		$14.28		$13.63

Total return	(3.08%)		6.39%		22.13%

Ratios to average net assets(c)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.12	%(d)(e)	1.12%		1.25	%(d)

Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.12	%(d)(e)(g)	1.12	%(g)	1.25	%(d)(g)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.12	%(d)	1.12%		1.25	%(d)

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.12	%(d)(g)	1.12	%(g)	1.25	%(d)(g)

Net investment loss	(0.85	%)(d)(g)	(0.67	%)(g)	(0.78	%)(d)(g)

Supplemental data

Net assets, end of period (in thousands)	$33,730		$52,432		$41,768

Portfolio turnover	18%		53%		71%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2012		Year Ended March 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008(a)(b)
Per share data
Net asset value, beginning of period	$14.43		$13.74		$10.65		$7.08		$11.30		$10.60

Income from investment operations:

Net investment loss	(0.04)		(0.06)		(0.06)		(0.03)		(0.03)		(0.08)

Net realized and unrealized gain (loss)	(0.39)		0.96		3.15		3.60		(4.19)		0.78

Total from investment operations	(0.43)		0.90		3.09		3.57		(4.22)		0.70

Less distributions to shareholders:

Net realized gains	—		(0.21)		—		—		—		—

Total distributions to shareholders	—		(0.21)		—		—		—		—

Proceeds from regulatory settlements	—		0.00	(c)	—		—		0.00	(c)	—

Net asset value, end of period	$14.00		$14.43		$13.74		$10.65		$7.08		$11.30

Total return	(2.98%)		6.64%		29.01%		50.42%		(37.35%)		6.60%

Ratios to average net assets(d)

Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.87	%(e)(f)	0.86%		0.99%		1.01%		1.08	%(f)	1.20%

Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.87	%(e)(f)(h)	0.86	%(h)	0.99	%(h)	1.01	%(h)	1.03	%(f)(h)	1.16	%(h)

Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.87	%(e)	0.86%		0.99%		1.01%		1.08%		1.20%

Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.87	%(e)(h)	0.86	%(h)	0.99	%(h)	1.01	%(h)	1.03	%(h)	1.16	%(h)

Net investment loss	(0.59	%)(e)(h)	(0.43	%)(h)	(0.54	%)(h)	(0.29	%)(h)	(0.38	%)(h)	(0.69	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$3,718,620		$4,373,501		$3,353,583		$1,697,630		$732,391		$938,734

Portfolio turnover	18%		53%		71%		27%		58%		39%

Notes to Financial Highlights

(a)	On March 31, 2008, Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of the Fund’s Class Z shares includes the financial information of Large Cap Growth Fund’s Shares class.

(b)	On March 31, 2008, Large Cap Growth Fund’s Institutional Shares class was reorganized into the Fund’s Class Z shares.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Notes to Financial Statements

September 30, 2012 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline

Semiannual Report 2012	19

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The

20	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended September 30, 2012 was 0.59% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2012 was 0.05% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class C	0.21
Class R	0.21
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2012, these minimum account balance fees reduced total expenses by $3,960.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average

Semiannual Report 2012	21

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $257,147 for Class A and $7,689 for Class C shares for the six months ended September 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 20, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.19%
Class C	1.94
Class I	0.82
Class R	1.44
Class W	1.19
Class Z	0.94

Prior to April 20, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.25%
Class C	2.00
Class I	0.84
Class R	1.50
Class W	1.25
Class Z	1.00

Under the agreements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2012, the cost of investments for federal income tax purposes was approximately $3,726,525,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,516,617,000
Unrealized depreciation	—
Net unrealized appreciation	$1,516,617,000

The following capital loss carryforward, determined as of March 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	122,252,653

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $8,268,799 and post-October capital losses of $108,108,535 at March 31, 2012 as arising on April 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

22	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $976,803,018 and $2,344,341,996, respectively, for the six months ended September 30, 2012.

Note 6. Redemption-in-Kind

Sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares on April 20, 2012. Any realized gain on securities delivered through an in-kind redemption of fund shares is not taxable to the Fund. The value of securities and realized gain (loss) on securities delivered through an in-kind redemption of fund shares aggregated $903,837,648 and $213,451,445, respectively.

Note 7. Regulatory Settlements

During the year ended March 31, 2012, the Fund received $15,727 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 8. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At September 30, 2012, the Fund did not have any securities on loan.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 9. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a

Semiannual Report 2012	23

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2012 (Unaudited)

commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended September 30, 2012, the average daily loan balance outstanding on days when borrowing existed was $10,657,143 at a weighted average interest rate of 1.25%.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement

On June 6, 2012, the Board of Trustees (the “Board”) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) unanimously approved the continuation of the Investment Management Services Agreement (the “Advisory Agreement”) with Columbia Management Investment Advisers, LLC (the “Investment Manager”) with respect to Columbia Select Large Cap Growth Fund (the “Fund”), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the “Committee”) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on June 5, 2012 and at the Board meeting held on June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•

Information on the investment performance of the Fund relative to the performance of the Fund’s benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•

Information on the Fund’s advisory fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•	The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•

The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•	Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•	Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and

Semiannual Report 2012	25

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager’s investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager’s ability to coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund’s performance was in the sixty-fifth, seventh and eleventh percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund’s advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund’s actual management fee and total net expense ratio are ranked in the second and second quintiles, respectively, against the Fund’s expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

26	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund’s advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the

Semiannual Report 2012	27

Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

28	Semiannual Report 2012

Columbia Select Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1165 D (11/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date November 21, 2012

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date November 21, 2012